Distribution Date:	08/15/25	JPMBB Commercial Mortgage Securities Trust 2014-C25
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16		Attention: JPMBB 2014-C25 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22-23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643PBA7	1.520700%	38,041,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643PBB5	2.949300%	109,506,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643PBC3	3.503300%	14,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46643PBD1	3.408000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A2	46643PAA8	3.408000%	85,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46643PBE9	3.672000%	307,915,000.00	37,284,699.60	808,894.20	114,091.18	0.00	0.00	922,985.38	36,475,805.40	90.34%	30.00%
A-SB	46643PBF6	3.407400%	84,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00	66.43%	22.38%
B	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00	52.70%	18.00%
C	46643PBL3	4.560985%	42,931,000.00	42,931,000.00	0.00	163,173.04	0.00	0.00	163,173.04	42,931,000.00	41.33%	14.38%
D	46643PAN0	4.060985%	78,460,000.00	78,460,000.00	0.00	145,894.97	0.00	0.00	145,894.97	78,460,000.00	20.56%	7.75%
E	46643PAQ3	3.332000%	28,128,000.00	28,128,000.00	0.00	0.00	0.00	0.00	0.00	28,128,000.00	13.11%	5.37%
F*	46643PAS9	3.332000%	11,843,000.00	11,843,000.00	0.00	0.00	0.00	0.00	0.00	11,843,000.00	9.97%	4.37%
NR	46643PAU4	3.332000%	51,812,811.74	37,648,286.80	0.00	0.00	0.00	0.00	0.00	37,648,286.80	0.00%	0.00%
BNB	46643PAW0	7.508800%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643PAY6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643PBN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular Sub Total			1,194,302,813.74	378,410,986.40	808,894.20	916,769.36	0.00	0.00	1,725,663.56	377,602,092.20

X-A	46643PBG4	0.610760%	919,315,000.00	127,587,699.60	0.00	64,937.87	0.00	0.00	64,937.87	126,778,805.40
X-B	46643PBH2	0.213785%	51,813,000.00	51,813,000.00	0.00	9,230.70	0.00	0.00	9,230.70	51,813,000.00
X-C	46643PAC4	0.000000%	42,931,000.00	42,931,000.00	0.00	0.00	0.00	0.00	0.00	42,931,000.00
X-D	46643PAE0	0.500000%	78,460,000.00	78,460,000.00	0.00	32,691.67	0.00	0.00	32,691.67	78,460,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46643PAG5	1.228985%	28,128,000.00	28,128,000.00	0.00	28,807.41	0.00	0.00	28,807.41	28,128,000.00
X-F	46643PAJ9	1.228985%	11,843,000.00	11,843,000.00	0.00	12,129.06	0.00	0.00	12,129.06	11,843,000.00
X-NR	46643PAL4	1.228985%	51,812,811.74	37,648,286.80	0.00	38,557.65	0.00	0.00	38,557.65	37,648,286.80
Notional Sub Total			1,184,302,811.74	378,410,986.40	0.00	186,354.36	0.00	0.00	186,354.36	377,602,092.20

Deal Distribution Total					808,894.20	1,103,123.72	0.00	0.00	1,912,017.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643PBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643PBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643PBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46643PBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A2	46643PAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46643PBE9	121.08763652	2.62700486	0.37052817	0.00000000	0.00000000	0.00000000	0.00000000	2.99753302	118.46063167
A-SB	46643PBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643PBJ8	1,000.00000000	0.00000000	3.38758336	0.00000000	0.00000000	0.00000000	0.00000000	3.38758336	1,000.00000000
B	46643PBK5	1,000.00000000	0.00000000	3.62266671	0.00000000	0.00000000	0.00000000	0.00000000	3.62266671	1,000.00000000
C	46643PBL3	1,000.00000000	0.00000000	3.80082085	0.00000000	0.00000000	0.00000000	0.00000000	3.80082085	1,000.00000000
D	46643PAN0	1,000.00000000	0.00000000	1.85948216	1.52467206	13.09283112	0.00000000	0.00000000	1.85948216	1,000.00000000
E	46643PAQ3	1,000.00000000	0.00000000	0.00000000	2.77666667	29.08397362	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46643PAS9	1,000.00000000	0.00000000	0.00000000	2.77666639	32.46744490	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46643PAU4	726.62118761	0.00000000	0.00000000	2.01758477	116.27939939	0.00000000	0.00000000	0.00000000	726.62118761
BNB	46643PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643PAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643PBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643PBG4	138.78561712	0.00000000	0.07063724	0.00000000	0.00000000	0.00000000	0.00000000	0.07063724	137.90572916
X-B	46643PBH2	1,000.00000000	0.00000000	0.17815413	0.00000000	0.00000000	0.00000000	0.00000000	0.17815413	1,000.00000000
X-C	46643PAC4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643PAE0	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-E	46643PAG5	1,000.00000000	0.00000000	1.02415422	0.00000000	0.00000000	0.00000000	0.00000000	1.02415422	1,000.00000000
X-F	46643PAJ9	1,000.00000000	0.00000000	1.02415435	0.00000000	0.00000000	0.00000000	0.00000000	1.02415435	1,000.00000000
X-NR	46643PAL4	726.62118761	0.00000000	0.74417212	0.00000000	0.00000000	0.00000000	0.00000000	0.74417212	726.62118761

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	07/01/25 - 07/30/25	30	0.00	114,091.18	0.00	114,091.18	0.00	0.00	0.00	114,091.18	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/25 - 07/30/25	30	0.00	64,937.87	0.00	64,937.87	0.00	0.00	0.00	64,937.87	0.00
X-B	07/01/25 - 07/30/25	30	0.00	9,230.70	0.00	9,230.70	0.00	0.00	0.00	9,230.70	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/25 - 07/30/25	30	0.00	32,691.67	0.00	32,691.67	0.00	0.00	0.00	32,691.67	0.00
X-E	07/01/25 - 07/30/25	30	0.00	28,807.41	0.00	28,807.41	0.00	0.00	0.00	28,807.41	0.00
X-F	07/01/25 - 07/30/25	30	0.00	12,129.06	0.00	12,129.06	0.00	0.00	0.00	12,129.06	0.00
X-NR	07/01/25 - 07/30/25	30	0.00	38,557.65	0.00	38,557.65	0.00	0.00	0.00	38,557.65	0.00
A-S	07/01/25 - 07/30/25	30	0.00	305,908.94	0.00	305,908.94	0.00	0.00	0.00	305,908.94	0.00
B	07/01/25 - 07/30/25	30	0.00	187,701.23	0.00	187,701.23	0.00	0.00	0.00	187,701.23	0.00
C	07/01/25 - 07/30/25	30	0.00	163,173.04	0.00	163,173.04	0.00	0.00	0.00	163,173.04	0.00
D	07/01/25 - 07/30/25	30	907,637.76	265,520.74	0.00	265,520.74	119,625.77	0.00	0.00	145,894.97	1,027,263.53
E	07/01/25 - 07/30/25	30	739,971.93	78,102.08	0.00	78,102.08	78,102.08	0.00	0.00	0.00	818,074.01
F	07/01/25 - 07/30/25	30	351,627.89	32,884.06	0.00	32,884.06	32,884.06	0.00	0.00	0.00	384,511.95
NR	07/01/25 - 07/30/25	30	5,920,225.89	104,536.74	0.00	104,536.74	104,536.74	0.00	0.00	0.00	6,024,762.63
BNB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,919,463.47	1,438,272.37	0.00	1,438,272.37	335,148.65	0.00	0.00	1,103,123.72	8,254,612.12

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643PBL3	4.560985%	42,931,000.00	42,931,000.00	0.00	163,173.04	0.00	0.00	163,173.04	42,931,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			185,047,000.03	185,047,000.00	0.00	656,783.21	0.00	0.00	656,783.21	185,047,000.00

Exchangeable Certificate Details
EC	46643PBM1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	1,912,017.92
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,444,450.95	Master Servicing Fee	3,418.34
Interest Reductions due to Non recoverability Determination	(275,696.57)	Certificate Administrator Fee	1,028.24
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	162.93
ARD Interest	0.00	Senior Trust Advisor Fee	619.12
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	5,438.63
Total Interest Collected	1,168,754.38

Principal		Expenses/Reimbursements
Scheduled Principal	457,217.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	43,785.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,406.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	351,676.48	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	808,894.20	Total Expenses/Reimbursements	60,192.03

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,103,123.72
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	808,894.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,912,017.92
Total Funds Collected	1,977,648.58	Total Funds Distributed	1,977,648.58

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	378,410,986.40	378,410,986.40	Beginning Certificate Balance	378,410,986.40
(-) Scheduled Principal Collections	457,217.72	457,217.72	(-) Principal Distributions	808,894.20
(-) Unscheduled Principal Collections	351,676.48	351,676.48	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	377,602,092.20	377,602,092.20	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	379,719,527.42	379,719,527.42	Ending Certificate Balance	377,602,092.20
Ending Actual Collateral Balance	379,136,442.32	379,136,442.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP	Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP
	9,999,999 or less	4	28,809,203.88	7.63%	(10)	4.6146	1.571794	1.35 or less	6	216,134,571.79	57.24%	(10)	4.4114	0.863331
10,000,000 to 19,999,999		1	19,172,158.52	5.08%	(10)	4.5620	(0.130000)	1.36 to 1.45	1	25,000,000.00	6.62%	(11)	3.9310	1.400000
20,000,000 to 24,999,999		2	49,320,989.18	13.06%	(9)	4.5283	0.723429	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	113,996,482.83	30.19%	(10)	4.3464	1.885734	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	154,819,213.67	41.00%	(10)	4.4028	1.172097	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528	1.81 to 2.00	2	63,825,400.97	16.90%	(10)	4.6220	1.844578
								2.01 or greater	3	61,158,075.32	16.20%	(10)	4.4823	2.216772
								Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP
							Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP
Colorado	1	19,172,158.52	5.08%	(10)	4.5620	(0.130000)
							Lodging	2	43,996,805.43	11.65%	(10)	4.5088	1.884673
Florida	1	4,693,392.78	1.24%	(10)	4.7000	2.510000
							Mixed Use	1	25,000,000.00	6.62%	(11)	3.9310	1.400000
Illinois	4	48,914,811.96	12.95%	(9)	4.4063	0.461827
							Office	6	224,774,774.24	59.53%	(10)	4.4899	1.184963
Michigan	1	24,521,988.32	6.49%	(9)	4.8400	1.900000
							Retail	3	72,346,468.41	19.16%	(11)	4.3538	1.252733
Mississippi	1	57,016,588.66	15.10%	(11)	4.2900	1.210000
							Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528
Missouri	1	97,802,625.01	25.90%	(10)	4.4685	1.150000

New York	1	25,000,000.00	6.62%	(11)	3.9310	1.400000

Texas	2	88,996,482.83	23.57%	(10)	4.4631	2.022181

Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP	Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP
	4.40000% or less	3	106,815,589.52	28.29%	(11)	4.1897	0.871394	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	5	214,529,533.75	56.81%	(10)	4.4791	1.382668	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	20,250,936.49	5.36%	(10)	4.6292	1.906415	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	24,521,988.32	6.49%	(9)	4.8400	1.900000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	12	366,118,048.08	96.96%	(10)	4.4271	1.297123
	Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528	Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP	Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP
	60 months or less	12	366,118,048.08	96.96%	(10)	4.4271	1.297123	Interest Only	10	352,638,723.95	93.39%	(10)	4.4189	1.279663
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	2	13,479,324.13	3.57%	(10)	4.6413	1.753903
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,484,044.12	3.04%	2	4.6100	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	10	318,256,368.04	84.28%	(10)	4.4157	1.247690	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	47,861,680.04	12.68%	(10)	4.5028	1.625823
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	377,602,092.20	100.00%	(10)	4.4327	1.305528
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302850001	OF	Creve Coeur	MO	Actual/360	4.468%	376,996.02	172,495.51	0.00	N/A	10/01/24	12/01/27	97,975,120.52	97,802,625.01	08/01/25
4	883100306	RT	Tupelo	MS	Actual/360	4.290%	211,072.44	120,098.13	0.00	N/A	09/06/24	--	57,136,686.79	57,016,588.66	04/06/25
5	28000543	OF	Houston	TX	Actual/360	4.445%	191,216.31	263,656.55	0.00	10/06/24	10/06/27	--	49,956,726.73	49,693,070.18	08/06/25
6	302680010	LO	Houston	TX	Actual/360	4.486%	0.00	0.00	0.00	N/A	10/01/24	--	39,303,412.65	39,303,412.65	11/01/24
10	302850010	OF	Rosemont	IL	Actual/360	4.220%	0.00	0.00	0.00	11/01/24	12/01/25	--	24,799,000.86	24,799,000.86	01/01/24
11	695100394	OF	Southfield	MI	Actual/360	4.840%	102,412.43	50,442.47	0.00	N/A	11/06/24	--	24,572,430.79	24,521,988.32	07/06/25
13	883100295	MU	Staten Island	NY	Actual/360	3.931%	84,625.69	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	11/06/24
19	28000530	OF	Greenwood Village	CO	Actual/360	4.562%	75,446.37	33,263.69	0.00	N/A	10/06/24	--	19,205,422.21	19,172,158.52	12/06/24
27	28000529	RT	Westminster	CO	Actual/360	4.610%	45,686.23	24,627.95	0.00	N/A	10/06/25	--	11,508,672.07	11,484,044.12	08/06/25
33	302850033	OF	Schaumburg	IL	Actual/360	4.610%	34,965.06	22,004.82	0.00	N/A	10/05/24	--	8,807,936.17	8,785,931.35	08/05/25
38	883100315	RT	Decatur	IL	Actual/360	4.580%	0.00	0.00	0.00	N/A	11/06/24	--	8,558,267.39	8,558,267.39	02/06/24
43	695100389	RT	Rockford	IL	Actual/360	4.605%	27,271.14	105,631.32	0.00	10/06/24	10/06/27	--	6,877,243.68	6,771,612.36	08/06/25
52	28000542	LO	Daytona Beach	FL	Actual/360	4.700%	19,062.69	16,673.76	0.00	N/A	10/06/24	--	4,710,066.54	4,693,392.78	08/06/25
Totals							1,168,754.38	808,894.20	0.00				378,410,986.40	377,602,092.20
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,414,039.40	4,530,939.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,860,732.54	4,030,349.87	01/01/24	09/30/24	02/11/25	9,047,574.69	0.00	330,737.60	1,323,710.99	0.00	0.00
5	5,124,093.53	1,293,274.56	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,141,419.78	0.00	--	--	07/11/25	8,558,321.38	2,258,548.89	0.00	0.00	0.00	0.00
10	(395,551.00)	0.00	--	--	02/11/25	12,932,487.97	345,938.03	(615.02)	1,113,754.43	432,292.46	0.00
11	3,990,188.00	1,015,763.20	01/01/25	03/31/25	03/11/25	0.00	0.00	151,744.02	151,744.02	0.00	0.00
13	1,688,832.00	0.00	--	--	02/11/25	0.00	0.00	84,436.25	744,304.12	714,501.66	0.00
19	1,205,927.00	(42,778.98)	01/01/25	03/31/25	04/11/25	11,232,119.79	233,164.14	64,282.78	631,950.43	211,846.17	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	942,017.96	272,244.21	01/01/25	03/31/25	03/11/25	0.00	0.00	0.00	0.00	0.00	0.00
38	486,462.31	0.00	--	--	03/11/25	3,154,346.90	469,825.66	0.00	0.00	0.00	0.00
43	1,159,997.72	330,163.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,324,388.00	1,303,032.00	04/01/24	03/31/25	02/11/25	0.00	0.00	0.00	0.00	0.00	0.00
Totals	38,942,547.24	12,732,987.04				44,924,850.73	3,307,476.72	630,585.63	3,965,463.99	1,358,640.29	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	28000543	263,656.55	Partial Liquidation (Curtailment)	0.00	0.00
43	695100389	88,019.93	Partial Liquidation (Curtailment)	0.00	0.00
Totals		351,676.48		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	3	104,878,268.70	1	8,785,931.35	2	351,676.48	0	0.00	4.432691%	4.273466%	(10)
07/17/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	3	104,998,366.83	0	0.00	2	291,208.95	0	0.00	4.432818%	4.273736%	(9)
06/17/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	0	0.00	2	293,431.81	0	0.00	4.432919%	4.273957%	(8)
05/16/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	1	24,675,971.91	2	268,239.71	0	0.00	4.433019%	4.274175%	(7)
04/17/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	0	0.00	2	321,962.63	0	0.00	4.433109%	4.274376%	(6)
03/17/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	0	0.00	2	327,285.79	0	0.00	4.433226%	4.274622%	(5)
02/18/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	0	0.00	1	245,826.03	0	0.00	4.433352%	4.274881%	(4)
01/17/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	2	103,868,570.90	2	339,121.37	1	12,009,950.19	4.433434%	4.210403%	(3)
12/17/24	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	0	0.00	2	375,255.26	0	0.00	4.434591%	4.213882%	(2)
11/18/24	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	0	0.00	2	295,063.64	0	0.00	4.451376%	4.250881%	(1)
10/18/24	0	0.00	0	0.00	2	33,427,710.40	0	0.00	2	47,954,519.44	0	0.00	1	248,547.94	1	2,464,000.00	4.474581%	4.324785%	0
09/17/24	0	0.00	0	0.00	3	72,960,941.78	0	0.00	2	48,052,987.35	0	0.00	0	0.00	1	17,305,148.66	4.481287%	4.354795%	1
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	883100306	04/06/25	3	5	330,737.60	1,323,710.99	69,073.66	57,507,912.08	09/10/24	2			06/26/25
6	302680010	11/01/24	8	5	0.00	0.00	0.00	39,303,412.65	05/18/20	7	08/31/21		09/14/22
10	302850010	01/01/24	18	6	(615.02)	1,113,754.43	436,330.85	25,336,107.62	05/30/23	10
11	695100394	07/06/25	0	5	151,744.02	151,744.02	125.00	24,572,430.78	11/01/24	13
13	883100295	11/06/24	8	5	84,436.25	744,304.12	737,556.88	25,000,000.00	06/02/20	4
19	28000530	12/06/24	7	5	64,282.78	631,950.43	257,694.40	19,446,705.81	02/29/24	2
38	883100315	02/06/24	17	5	0.00	0.00	0.00	8,717,192.81	05/21/20	7			06/02/21
Totals					630,585.63	3,965,463.99	1,500,780.79	199,883,761.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		187,051,740	13,479,324	68,694,147		104,878,269
0 - 6 Months		36,283,045	11,484,044	24,799,001		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		154,267,308	154,267,308	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	377,602,092	203,752,664	0	0	68,971,159	104,878,269
Jul-25	378,410,986	204,408,197	0	0	69,004,423	104,998,367
Jun-25	379,186,316	205,021,509	0	0	126,303,127	47,861,680
May-25	379,933,120	205,616,128	0	0	126,455,312	47,861,680
Apr-25	380,681,854	181,474,893	0	0	151,345,281	47,861,680
Mar-25	381,453,286	168,371,080	0	0	165,220,526	47,861,680
Feb-25	382,315,112	182,669,831	0	0	151,783,602	47,861,680
Jan-25	383,006,369	183,162,169	0	0	151,982,520	47,861,680
Dec-24	404,088,077	79,694,019	0	0	276,532,378	47,861,680
Nov-24	414,853,940	79,431,814	0	0	287,560,446	47,861,680
Oct-24	500,726,873	222,711,462	0	0	230,060,892	47,954,519
Sep-24	592,477,006	436,155,233	0	0	108,268,786	48,052,987
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	883100306	57,016,588.66	57,507,912.08	49,500,000.00	12/07/24	3,596,352.62	1.21000	09/30/24	09/06/24	I/O
6	302680010	39,303,412.65	39,303,412.65	65,400,000.00	05/05/25	8,802,651.00	1.81000	12/31/23	10/01/24	I/O
10	302850010	24,799,000.86	25,336,107.62	11,700,000.00	01/15/25	(762,675.00)	(0.44000)	12/31/24	12/01/25	I/O
11	695100394	24,521,988.32	24,572,430.78	41,400,000.00	12/02/24	869,821.45	1.90000	03/31/25	11/06/24	I/O
13	883100295	25,000,000.00	25,000,000.00	31,600,000.00	01/22/25	1,399,456.00	1.40000	12/31/24	09/06/24	I/O
19	28000530	19,172,158.52	19,446,705.81	9,100,000.00	02/28/25	(42,778.98)	(0.13000)	03/31/25	10/06/24	I/O
33	302850033	8,785,931.35	8,807,936.17	10,200,000.00	02/27/25	230,964.21	1.35000	03/31/25	10/05/24	229
38	883100315	8,558,267.39	8,717,192.81	6,800,000.00	02/01/25	478,205.00	0.78000	12/31/23	11/06/24	I/O
52	28000542	4,693,392.78	4,693,392.78	8,500,000.00	12/02/24	1,076,806.00	2.51000	03/31/25	10/06/24	170
Totals		211,850,740.53	213,385,090.70	234,200,000.00		15,648,802.30

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	883100306	RT	MS	09/10/24	2

The Loan transferred to Special Servicing due to Borrower's failure to repay the Loan at the Maturity Date. Special Servicer has reached out to the Borrower, and a pre-negotiation letter has been executed. Counsel has been engaged and a

	default letter has been sent out. Lender was the winning bidder at the foreclosure sale June 26, 2025. The REO group is reviewing the collateral and developing a disposition plan.

6	302680010	LO	TX	05/18/20	7

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the COVID-19 pandemic. Borrower filed BK11. Borrower agreed to transfer title back to the Lender and a Deed in Lieu was completed. The property transferred to REO on 9/14/22. Asset Management is proceeding with original business plan to sell in 2025. 5/2025 TTM KPI's: 105.6% occ index, 96.5% ADR index, 101.0% RevPaR index. Assessing timing to sell property.

10	302850010	OF	IL	05/30/23	10

The Loan transferred to the Special Servicer on 5/30/2023. A PNL has been executed and counsel engaged. The court appointed the Receiver on 11/21/2023 at the property. Special Servicer continues to work with counsel on the DIL and all

	options with the property. Monitoring performance and lease up efforts with the receiver.

11	695100394	OF	MI	11/01/24	13

The loan transferred to Special Servicing on 11/01/2024. The loan matured on 11/6/2024. Special Servicer is reaching out to the Borrower. PNL has been executed. Lender is reviewing DD. Lender is reviewing a proposal submitted by the

	Borrower. Lender and Borrower have closed a forbearance agreement.

13	883100295	MU	NY	06/02/20	4
	Loan transferred for Monetary Default as a result of the Covid-19 pandemic. As of late July 2025, borrower is seeking payoff refinancing.

19	28000530	OF	CO	02/29/24	2

Lender has filed a motion to place a Receiver over the property; court has approved order and Receiver is in place managing property. New leasing agents have been hired to explore new lease opportunities. Evaluating lease proposals received

	and working to renew existing tenants.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
33	302850033	OF	IL	10/09/24	1

The Loan transferred to Special Servicing as having matured on 10/5/2024. Wells Fargo advised on 9/3/2024 that the Borrower said verbally that they will not be able to payoff. A one-year forbearance extension has been approved and as of July

2025 the Forbearance Agreement has been entered into.

38	883100315	RT	IL	05/21/20	7

Lender took title to the property via a Deed-in-Lieu of Foreclosure on 6/3/2021. Mid America is managing the property. Property is 55.9% occupied. Property anchored by Kroger (LXD 4/2026). Assuming sale after Kroger LXD. Continuing to work on leasing renewals and evaluating new leasing opportunities.

52	28000542	LO	FL	08/23/24	11

Loan was transferred for Imminent Maturity Default (10/6/24 maturity date). Forbearance Agreement was executed. Borrower has executed a PSA to sell subject collateral. The Loan is scheduled to pay off in full on 8/20/25.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	302850001	0.00	4.46850%	0.00	4.46850%	1	12/13/24	10/01/24	--
11	695100394	0.00	4.84000%	0.00	4.84000%	10	04/30/25	11/06/24	--
33	302850033	0.00	4.61000%	0.00	4.61000%	10	07/15/25	10/05/24	--
52	28000542	0.00	4.70000%	0.00	4.70000%	10	12/17/24	10/06/24	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	302850024	01/17/25	12,034,640.35	19,400,000.00	12,364,752.07	261,146.00	12,364,752.07	12,103,606.07	0.00	0.00	0.00	0.00	0.00%
36	302850036	08/17/22	8,497,312.00	15,000,000.00	8,964,086.14	145,151.62	8,964,086.14	8,818,934.52	0.00	0.00	(464.20)	464.20	0.00%
40	28000544	10/18/24	6,981,307.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
47	28000541	12/17/24	5,756,987.75	7,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
49	302850049	10/19/20	6,027,612.51	2,900,000.00	2,460,297.16	1,264,946.47	2,460,297.16	1,195,350.69	4,832,261.82	0.00	20,511.01	4,811,750.81	68.73%
54	695100376	08/17/21	4,361,798.75	1,800,000.00	1,293,559.00	1,293,559.00	1,293,559.00	0.00	4,361,798.75	0.00	263,271.87	4,098,526.88	74.51%
59	28000548	01/17/20	4,102,907.67	2,950,000.00	1,438,824.26	620,797.02	1,438,824.26	818,027.24	3,284,880.43	0.00	302,955.69	2,981,924.74	66.56%
63	695100392	08/17/21	2,675,500.58	1,200,000.00	1,673,405.66	472,005.59	1,673,405.66	1,201,400.07	1,474,100.51	0.00	101,605.66	1,372,494.85	45.74%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			50,438,066.95	50,350,000.00	28,194,924.29	4,057,605.70	28,194,924.29	24,137,318.59	13,953,041.51	0.00	687,880.03	13,265,161.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	3,284,880.43
		02/18/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/20	0.00	0.00	0.00	(3,284,880.43)	0.00	3,284,880.43	0.00	0.00
24	302850024	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	302850036	08/25/22	0.00	0.00	0.00	0.00	0.00	464.20	0.00	0.00	464.20
40	28000544	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	28000541	12/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	302850049	12/17/24	0.00	0.00	4,811,750.81	0.00	0.00	(96.00)	0.00	0.00	4,811,750.81
		06/16/23	0.00	0.00	4,811,846.81	0.00	0.00	(1,184.62)	0.00	0.00
		04/17/23	0.00	0.00	4,813,031.43	0.00	0.00	(3,141.02)	0.00	0.00
		10/17/22	0.00	0.00	4,816,172.45	0.00	0.00	(23,014.99)	0.00	0.00
		11/18/20	0.00	0.00	4,839,187.44	0.00	0.00	6,925.62	0.00	0.00
		10/19/20	0.00	0.00	4,832,261.82	0.00	0.00	4,832,261.82	0.00	0.00
54	695100376	06/16/23	0.00	0.00	4,098,526.88	0.00	0.00	(70,221.87)	0.00	0.00	4,098,526.88
		01/18/22	0.00	0.00	4,168,748.75	0.00	0.00	(193,050.00)	0.00	0.00
		08/17/21	0.00	0.00	4,361,798.75	0.00	0.00	4,361,798.75	0.00	0.00
59	28000548	08/17/23	0.00	0.00	2,981,924.74	0.00	0.00	(1,808.30)	0.00	0.00	2,981,924.74
		07/17/23	0.00	0.00	2,983,733.04	0.00	0.00	(6,495.75)	0.00	0.00
		06/16/23	0.00	0.00	2,990,228.79	0.00	0.00	(57,998.16)	0.00	0.00
		08/17/22	0.00	0.00	3,048,226.95	0.00	0.00	(41,357.13)	0.00	0.00
		12/17/21	0.00	0.00	3,089,584.08	0.00	0.00	(84,368.52)	0.00	0.00
		10/19/20	0.00	0.00	3,173,952.60	0.00	0.00	1,650.00	0.00	0.00
		09/17/20	0.00	0.00	3,172,302.60	0.00	0.00	8,775.50	0.00	0.00
		05/15/20	0.00	0.00	3,163,527.10	0.00	0.00	(116,677.10)	0.00	0.00
		02/18/20	0.00	0.00	3,280,204.20	0.00	0.00	(4,676.23)	0.00	0.00
		01/17/20	0.00	0.00	3,284,880.43	0.00	0.00	3,284,880.43	0.00	0.00
63	695100392	12/17/24	0.00	0.00	1,372,494.85	0.00	0.00	(1,923.57)	0.00	0.00	1,372,494.85
		05/17/23	0.00	0.00	1,374,418.42	0.00	0.00	(99,682.09)	0.00	0.00
		08/17/21	0.00	0.00	1,474,100.51	0.00	0.00	1,474,100.51	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.04	13,264,697.28	(3,284,880.43)	0.00	16,550,041.91	0.00	0.00	16,550,041.91

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	12,300.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,461.15	0.00	0.00	0.00	0.00	151,826.90	0.00	0.00	0.00	0.00
10	0.00	0.00	5,338.67	0.00	0.00	0.00	0.00	90,116.81	0.00	0.00	0.00	0.00
11	0.00	0.00	5,289.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,134.50	0.00	0.00	43,785.61	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	(28,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	33,752.86	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,406.42	0.00	0.00	43,785.61	0.00	275,696.57	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		335,888.60

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28